UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2020

Date of reporting period:  December 31, 2020

Item 1. Reports to Stockholders.

Annual Report

Terra Firma US Concentrated Realty Equity Fund

Institutional Class Shares (TFRIX)
Open Class Shares (TFREX)

December 31, 2020

Investment Adviser

Terra Firma Asset Management LLC
75 Broadway Street, Suite 202
San Francisco, California 94111

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	6

INVESTMENT HIGHLIGHTS	8

SCHEDULE OF INVESTMENTS	11

STATEMENT OF ASSETS AND LIABILITIES	13

STATEMENT OF OPERATIONS	14

STATEMENTS OF CHANGES IN NET ASSETS	15

FINANCIAL HIGHLIGHTS	16

NOTES TO FINANCIAL STATEMENTS	18

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	28

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT	29

NOTICE OF PRIVACY POLICY & PRACTICES	30

ADDITIONAL INFORMATION	31

Terra Firma US Concentrated Realty Equity Fund (the “Fund”)
Year End Commentary – December 31, 2020

PERFORMANCE COMMENTARY

For the year ended December 31, 2020, the Terra Firma US Concentrated Realty Equity Fund (Institutional Class shares) posted a -4.31% total return, outperforming both the MSCI USA IMI Core Real Estate Index (-9.08% total return) and MSCI US REIT Index (-7.57% total return) over the same period.  Outperformance was driven by both sector allocation and stock selection, with a heavier contribution from sector allocations as the impact of the COVID-19 pandemic has impacted real estate sectors quite differently.

The Fund’s overweight position in Specialized REITs, and underweight positions in Retail REITs and traditional Office REITs, helped drive performance while underweights to Industrial REITs and Healthcare REITs detracted from performance.  From a stock selection perspective, positions in VICI Properties, Inc. (“VICI”) and iStar, Inc. (“iStar”) contributed most positively to relative performance with both companies benefiting from strong business models that have proved to be relatively immune to the economic slowdown so far. This was particularly due to both companies having the ability to collect full lease payments through superior lease structures:  VICI through triple net master leases and iStar through land leases.

Meanwhile, positions in Simon Property Group, Inc. (“Simon”) and Essex Property Trust, Inc. (“Essex”) detracted most from relative performance. As the largest mall owner in the United States, Simon was impacted by retail closures and a further move of shopping on-line.  Meanwhile, due to its higher exposure to West Coast markets, Essex was more heavily impacted by the pandemic than other Multifamily REITs, due to rent weakness from more extensive COVID-19 related economic shutdowns and concerns around longer-term demand for its West-Coast focused portfolio, due to fears of out-migration to lower cost areas.

MARKET OUTLOOK

Even with the conclusion of the 2020 elections, the COVID-19 pandemic and subsequent temporary economic shutdowns will continue to have profound implications for commercial real estate and listed U.S. REITs heading through 2021.  We expect property market conditions to slowly improve with the continued rollout of COVID-19 vaccines, but continue to vary meaningfully by sector.  However, overall, we believe REITS are well positioned to survive the near-term economic weakness and turbulent capital markets. Drawing on the experience of the global financial crisis, REIT management teams have built strong balance sheets, in our opinion.  With the typical REIT maintaining over 4.0x fixed charge coverage and less than 10% of debt maturing in the next 12 months, and access to existing borrowing facilities, REITs are well positioned in most sectors.  In the sectors least affected by current conditions, companies are well positioned to access debt and equity markets to pursue highly accretive acquisition and development opportunities that inevitably arise amid the fog of economic tumult.

For sectors affected immediately by the shutdown – lodging, retail and healthcare (assisted living and nursing homes), REIT management teams are focused on restructuring tenant leases and borrowing agreements to enable portfolio survival and an eventual return to normal operations.

For property sectors experiencing  indirect effects of the shutdown – apartments, single family rental, manufactured home communities, self-storage, office and industrial, we expect some near-term pressure on rent collectability, offset by the expectation that occupancy levels will remain constant (and possibly rise) as occupants postpone any near term plans to move or switch properties.

We anticipate a handful of REIT property sectors are unlikely to be negatively affected by the new economic reality and may in fact see a surge in customer demand.  Datacenter, cell tower, medical research, drug development, and medical office REITs are all likely to realize increases in demand.  This demand is fueled by the need to immediately combat the disease and the necessity to change workplace practices, modify the movement and delivery of goods and services, as well meet rapidly increasing demand for data processing and telecommunications services.

Interest rates and borrowing costs are likely to remain extremely low for the foreseeable future, as the Federal Reserve has clearly communicated its intent to maintain economic and capital markets stability, setting the stage for an eventual U. S. economic recovery.  Construction activity (new supply) will likely remain limited for at least 2-3 years, enabling landlords to maintain occupancy levels and modestly grow rents.

Despite challenging conditions, our REIT investment outlook is highly constructive, albeit selective. With the average REIT trading at an approximate 10% discount to Net Asset Value (NAV) and a dividend yield well in excess of the 10-year Treasury, we see opportunities to make attractive investments, particularly in sectors that may only experience shorter-lived pain stemming from current market conditions.  As REIT investors, we believe our portfolio is well positioned to weather the current economic storm and selectively capitalize on the opportunities presented by heavily discounted REIT valuations.

One cannot invest directly in an index. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

The MSCI US REIT Index: The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). The index is based on the MSCI USA Investable Market Index (IMI), its parent index, which captures the large, mid and small cap segments of the USA market. With 142 constituents, it represents about 99% of the U.S. REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate Sector) according to the Global Industry Classification Standard (GICS®), have core real estate exposure (i.e., only selected Specialized REITs are eligible) and carry REIT tax status.

The MSCI USA IMI Core Real Estate Index: The MSCI USA IMI Core Real Estate Index is a free float-adjusted market capitalization index that consists of large, mid and small cap stocks engaged in the ownership, development and management of specific core property type real estate. The index excludes companies, such as real estate services and real estate financing companies, that do not own properties.

S&P 500 Index: The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Short term performance in particular, is not a good indication of the fund’s future performance and an investment should not be made based solely on returns.

Sector composition financial data and analytics provider is FactSet.

Opinions expressed are those of the Investment Manager and are subject to change, are not guaranteed and should not be considered investment advice.

Past performance is not a guarantee of future results.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for full holdings information.

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund is a non-diversified fund, meaning it may invest its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Investments in real estate companies and REITs involve unique risks, including limited financial resources, they may trade less frequently and in limited volume, and they may be more volatile than other securities. In addition, securities in the real estate sector are subject to certain risks associated with direct ownership of real estate and the risk that the value of their underlying real estate may go down. Investments in small and mid-sized companies have historically been subject to greater investment risk than large company stocks. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Fund may use certain types of investment derivatives. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. Derivatives may involve certain costs and risk such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when most advantageous. Investing in derivatives could lose more than the amount invested. Investments in foreign securities include the risk that the Fund’s investments will be affected by political, regulatory, and economic risks not present in domestic investments.

“Dividend Yield”, displayed as a percentage, is the amount of money a company pays shareholders for owning a share of its stock divided by its current stock price.

“Net Asset Value” equals the estimated market value of a real estate company’s total assets minus the value of all liabilities, and is usually displayed as net asset value per share, which divides Net Asset Value by the number of common shares outstanding.

Quasar Distributors, LLC, distributor.

Terra Firma US Concentrated Realty Equity Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs, (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Open Class shares only), and other Fund expenses (as applicable).  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2020 to December 31, 2020.

Actual Expenses

The first line of each of the following tables provides information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each of the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Terra Firma US Concentrated Realty Equity Fund
Expense Example (Continued)
(Unaudited)

			Expenses Paid
	Beginning	Ending	During Period	Annualized
	Account Value	Account Value	July 1, 2020 –	Expense
	July 1, 2020	December 31, 2020	December 31, 2020*	Ratio
Institutional Class Shares
Actual	$1,000.00	$1,109.60	$5.30	1.00%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.11	$5.08	1.00%

Open Class Shares
Actual	$1,000.00	$1,107.90	$6.62	1.25%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.85	$6.34	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Terra Firma US Concentrated Realty Equity Fund
Investment Highlights
(Unaudited)

The primary investment objective of the Fund is long-term capital appreciation, with current income, including interest and dividends from portfolio securities, as a secondary objective. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of US Realty Companies and synthetic instruments related to US Realty Companies. “Realty Companies” are real estate-related companies of any size and include real estate investment trusts (“REITs”), real estate operating or service companies and companies in the homebuilding, lodging and hotel industries, as well as companies engaged in the natural resources and utility industries, and other companies whose investments, balance sheets or income statements are real estate-intensive (i.e., the company’s actual or anticipated revenues, profits, assets, services or products are related to real estate). The Fund’s allocation of portfolio holdings as of December 31, 2020 was as follows:

Portfolio Allocation
(% of Investments)

Continued

Terra Firma US Concentrated Realty Equity Fund
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns – As of December 31, 2020

				Since
	One	Three	Five	Inception
	Year	Year	Year	(9/26/2011)
Terra Firma US Concentrated
Realty Equity Fund –
Institutional Class(1)	-4.31%	4.62%	5.41%	10.60%
MSCI US REIT Index	-7.57%	3.54%	4.84%	9.51%
MSCI USA IMI Core Real Estate Index	-9.08%	2.13%	3.41%	8.34%

				Since
	One	Five	Ten	Inception
	Year	Year	Year	(12/31/2008)
Terra Firma US Concentrated
Realty Equity Fund –
Open Class(1)(2)	-4.60%	5.12%	8.49%	14.13%
MSCI US REIT Index	-7.57%	4.84%	8.30%	11.44%
MSCI USA IMI Core Real Estate Index	-9.08%	3.41%	7.12%	10.15%

(1)
Performance figures for Institutional Class shares and Open Class shares reflect the historical performance of the then-existing shares (Institutional Shares and Open Shares) of the Lazard US Realty Equity Portfolio (the “Predecessor Portfolio”) (the predecessor to the Fund, for which Lazard Asset Management LLC served as the investment adviser), a series of The Lazard Funds, Inc., for periods from September 26, 2011 to June 19, 2020.

(2)
Performance figures for Open Class shares also reflect the historical performance of the then-existing shares (Class A shares) of the predecessor fund to the Predecessor Portfolio, the Grubb & Ellis AGA U.S. Realty Fund (the “Predecessor Fund”) (for which Grubb & Ellis Alesco Global Advisors, LLC served as the investment adviser), for periods prior to September 26, 2011.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-844-40TERRA (1-844-408-3772).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The following graphs do not reflect any future performance.

The MSCI USA IMI Core Real Estate Index is a free float-adjusted market capitalization index that consists of large, mid and small cap stocks engaged in the ownership, development and management of specific core property type real estate. The index excludes companies, such as real estate services and real estate financing companies, that do not

Continued

Terra Firma US Concentrated Realty Equity Fund
Investment Highlights (Continued)
(Unaudited)

own properties. The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). The index is based on the MSCI USA Investable Market Index (IMI), its parent index, which captures the large, mid and small cap segments of the USA market. With 142 constituents, it represents about 99% of the US REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate Sector) according to the Global Industry Classification Standard (GICS®), have core real estate exposure (i.e., only selected Specialized REITs are eligible) and carry REIT tax status. One cannot invest directly in an index.

Terra Firma US Concentrated Realty Equity Fund – Institutional Class

Terra Firma US Concentrated Realty Equity Fund – Open Class

Terra Firma US Concentrated Realty Equity Fund

Schedule of Investments

December 31, 2020

	Shares	Value

COMMON STOCKS – 1.82%

Traveler Accommodation – 1.82%
Hilton Worldwide Holdings, Inc. (a)	4,857	$540,390
TOTAL COMMON STOCKS (Cost $363,428)		540,390

REAL ESTATE INVESTMENT TRUSTS – 96.89%

Activities Related to Real Estate – 2.50%
Brixmor Property Group, Inc.	44,924	743,492

Lessors of Real Estate – 61.62%
American Homes 4 Rent	33,511	1,005,330
AvalonBay Communities, Inc.	5,766	925,039
Boston Properties, Inc.	4,933	466,317
Camden Property Trust	9,700	969,224
Corporate Office Properties Trust	15,000	391,200
Duke Realty Corp.	7,800	311,766
Equity LifeStyle Properties, Inc.	15,457	979,356
Essex Property Trust, Inc.	7,289	1,730,554
Federal Realty Investment Trust	2,576	219,269
Healthpeak Properties, Inc.	39,307	1,188,251
Hudson Pacific Properties, Inc.	13,830	332,197
iStar, Inc.	95,307	1,415,309
Pebblebrook Hotel Trust	5,853	110,036
Physicians Realty Trust	19,854	353,401
Prologis, Inc.	30,514	3,041,025
Public Storage	6,622	1,529,219
Retail Opportunity Investments Corp.	27,000	361,530
Simon Property Group, Inc.	10,831	923,668
STORE Capital Corp.	11,000	373,780
Sun Communities, Inc.	5,573	846,817
VICI Properties, Inc.	32,846	837,573
		18,310,861

Offices of Real Estate Agents and Brokers – 9.44%
Alexandria Real Estate Equities, Inc.	10,130	1,805,368
Invitation Homes, Inc.	33,634	998,930
		2,804,298

Other Financial Investment Activities – 3.36%
Americold Realty Trust	26,726	997,682

Other Professional, Scientific, and Technical Services – 2.80%
Extra Space Storage, Inc.	7,186	832,570

The accompanying notes are an integral part of these financial statements.

Terra Firma US Concentrated Realty Equity Fund

Schedule of Investments (Continued)

December 31, 2020

	Shares	Value

Other Telecommunications – 16.65%
American Tower Corp.	6,021	$1,351,474
Crown Castle International Corp.	2,736	435,544
Equinix, Inc.	4,030	2,878,145
SBA Communications Corp.	1,000	282,130
		4,947,293
Traveler Accommodation – 0.52%
Sunstone Hotel Investors, Inc.	13,556	153,589
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $23,319,709)		28,789,785

SHORT-TERM INVESTMENTS – 1.30%
U.S. Bank Money Market Deposit Account, 0.500% (b)	386,325	386,325
TOTAL SHORT-TERM INVESTMENTS (Cost $386,325)		386,325
Total Investments (Cost $24,069,462) – 100.01%		29,716,500
Liabilities in Excess of Other Assets – (0.01)%		(2,964)
TOTAL NET ASSETS – 100.00%		$29,713,536

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Seven day yield as of December 31, 2020.

The accompanying notes are an integral part of these financial statements.

Terra Firma US Concentrated Realty Equity Fund

Statement of Assets and Liabilities

December 31, 2020

Assets
Investments, at value (cost $24,069,462)	$29,716,500
Receivables:
Dividends and interest	107,899
Fund shares receivable	5,173
From Adviser	7,640
Other assets	30,836
Total assets	29,868,048

Liabilities
Payables:
Fund shares redeemed	61,258
To affiliates	28,638
Distribution fees	26,469
Accrued expenses and other liabilities	38,147
Total liabilities	154,512
Net Assets	$29,713,536

Net assets consist of:
Paid-in capital	$26,017,594
Total distributable earnings	3,695,942
Net Assets	$29,713,536

Institutional Class Shares:
Net assets	$6,734,576
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	392,218
Net asset value, offering and redemption price per share	$17.17

Open Class Shares:
Net assets	$22,978,960
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	1,334,280
Net asset value, offering and redemption price per share	$17.22

The accompanying notes are an integral part of these financial statements.

Terra Firma US Concentrated Realty Equity Fund

Statement of Operations

For the Year Ended December 31, 2020

Investment Income
Dividends	$818,974
Investment interest income	2,364
Total Investment Income	821,338

Expenses
Management fees	248,035
Service provider fees and expenses	77,007
Distribution fees – Open Class Shares	62,990
Federal and state registration fees	24,887
Reports to shareholders	24,589
Audit and tax fees	24,327
Transfer agent fees and expenses	14,875
Custody fees	13,747
Administration and accounting fees	10,623
Legal fees	7,888
Trustees’ fees and expenses	2,797
Insurance expense	807
Interest expense	164
Other expenses	10,266
Total Expenses	523,002
Less waivers and reimbursements by Adviser (Note 4)	(128,615)
Net Expenses	394,387

Net Investment Income	426,951

Realized and Unrealized Loss on Investments
Net realized loss on investments	(1,775,727)

Net change in unrealized appreciation (depreciation) on investments	(1,648,748)

Net Realized and Unrealized Loss on Investments	(3,424,475)
Net Decrease in Net Assets from Operations	$(2,997,524)

The accompanying notes are an integral part of these financial statements.

Terra Firma US Concentrated Realty Equity Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
From Operations
Net investment income	$426,951	$802,031
Net realized gain (loss) on investments	(1,775,727)	7,866,962
Net change in unrealized
appreciation (depreciation) on investments	(1,648,748)	7,944,841
Net increase (decrease) in net assets
resulting from operations	(2,997,524)	16,613,834

From Distributions
Net dividends and distributions – Institutional Class	(371,141)	(1,608,571)
Net dividends and distributions – Open Class	(1,249,945)	(4,289,259)
Net decrease in net assets resulting
from dividend and distributions paid	(1,621,086)	(5,897,830)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	168,176	5,198,049
Proceeds from shares sold – Open Class	317,405	2,162,844
Net asset value of shares issued
to shareholders in payment of
distributions declared – Institutional Class	363,276	1,556,998
Net asset value of shares issued
to shareholders in payment of
distributions declared – Open Class	1,230,423	4,239,121
Payment for shares redeemed – Institutional Class	(3,904,362)	(14,307,586)
Payment for shares redeemed – Open Class	(7,962,583)	(25,107,133)
Net decrease in net assets
from capital share transactions	(9,787,665)	(26,257,707)
Total Decrease in Net Assets	(14,406,275)	(15,541,703)

Net Assets
Beginning of year	44,119,811	59,661,514
End of year	$29,713,536	$44,119,811

The accompanying notes are an integral part of these financial statements.

Terra Firma US Concentrated Realty Equity Fund

Financial Highlights

Institutional Class

	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Year	$18.97	$16.69	$18.85	$19.37	$18.93

Income (loss) from
investment operations:
Net investment income(1)	0.24	0.29	0.28	0.31	0.29
Net realized and
unrealized gain (loss)	(1.07)	4.62	(1.74)	1.18	0.72
Total from investment operations	(0.83)	4.91	(1.46)	1.49	1.01

Less distributions:
From net investment income	—	(0.47)	(0.32)	(0.37)	(0.31)
From net realized gains	(0.97)	(2.16)	(0.38)	(1.64)	(0.26)
Total distributions paid	(0.97)	(2.63)	(0.70)	(2.01)	(0.57)
Redemption fees	—	—	—	—	0.00 (2)
Net Asset Value, End of Year	$17.17	$18.97	$16.69	$18.85	$19.37
Total Return(3)	-4.31%	29.73%	-7.77%	7.93%	5.31%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$6,735	$11,255	$15,715	$18,724	$19,625
Ratios of expenses to average net assets:
After waivers and
reimbursements of expenses	1.00%	1.00%	1.00%	1.02%	1.05%
Before waivers and
reimbursements of expenses	1.42%	1.18%	1.09%	1.09%	1.12%
Ratio of net investment income
to average net assets	1.03%	1.46%	1.56%	1.55%	1.50%
Portfolio turnover rate	29%	19%	52%	32%	41%

(1)	Net investment income has been computed using the average shares method.
(2)	Amount is less than $0.01 per share.
(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Excludes the effect of applicable sales charges.

The accompanying notes are an integral part of these financial statements.

Terra Firma US Concentrated Realty Equity Fund

Financial Highlights

Open Class

	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Year	$19.08	$16.77	$18.94	$19.44	$19.00

Income (loss) from
investment operations:
Net investment income(1)	0.21	0.24	0.23	0.25	0.23
Net realized and
unrealized gain (loss)	(1.10)	4.65	(1.75)	1.20	0.72
Total from investment operations	(0.89)	4.89	(1.52)	1.45	0.95

Less distributions:
From net investment income	—	(0.42)	(0.27)	(0.31)	(0.25)
From net realized gains	(0.97)	(2.16)	(0.38)	(1.64)	(0.26)
Total distributions paid	(0.97)	(2.58)	(0.65)	(1.95)	(0.51)
Redemption fees	—	—	—	—	0.00 (2)
Net Asset Value, End of Year	$17.22	$19.08	$16.77	$18.94	$19.44
Total Return(3)	-4.60%	29.42%	-8.06%	7.69%	4.99%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$22,979	$32,864	$43,946	$47,811	$59,307
Ratios of expenses to average net assets:
After waivers and
reimbursements of expenses	1.25%	1.27%	1.29%	1.30%	1.34%
Before waivers and
reimbursements of expenses	1.64%	1.38%	1.29%	1.30%	1.34%
Ratio of net investment income
to average net assets	0.86%	1.23%	1.27%	1.24%	1.17%
Portfolio turnover rate	29%	19%	52%	32%	41%

(1)	Net investment income has been computed using the average shares method.
(2)	Amount is less than $0.01 per share.
(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Excludes the effect of applicable sales charges.

The accompanying notes are an integral part of these financial statements.

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements
December 31, 2020

1.	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Terra Firma US Concentrated Realty Equity Fund (the “Fund”) represents a distinct non-diversified series with its own investment objective and policies within the Trust. The investment objective of the Fund is to achieve long-term capital appreciation, with current income, including interest and dividends from portfolio securities, as a secondary objective. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The Fund currently offers Institutional Class shares and Open Class shares. Institutional Class shares and Open Class shares are made available through investment advisers, banks, trust companies or authorized representatives without a sales charge. Open Class shares are subject to a 0.25% distribution fee under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Institutional Class shares are not subject to a distribution fee.

Pursuant to a tax-free reorganization that took place after the close of business on June 19, 2020 (the “Reorganization”), the Fund is the successor to the Lazard US Realty Equity Portfolio, a series of The Lazard Funds, Inc. (the “Predecessor Portfolio”). The Predecessor Portfolio had substantially the same investment objectives, strategies and policies as the Fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
December 31, 2020

prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
December 31, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$540,390	$—	$—	$540,390
Real Estate
Investment Trusts	28,789,785	—	—	28,789,785
Short-Term Investments	386,325	—	—	386,325
Total Investments	$29,716,500	$—	$—	$29,716,500

For further detail on each asset class, see Schedule of Investments.

The Fund measures Level 3 activity as of the end of the period. For the period ended December 31, 2020, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The Fund did not hold financial derivative instruments during the reporting period.

(b) Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended December 31, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
December 31, 2020

Fund is not subject to examination by U.S. taxing authorities for tax periods prior to the year ended December 31, 2017.

(d) Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The Fund may make additional distributions if it deems it desirable at another time during the year. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or NAV per share.

Because the Real Estate Investment Trusts (“REITs”) in which the Fund invests do not provide complete information about the taxability of their distributions until after the calendar year-end, the Fund may not be able to determine how much of its distributions are taxable to shareholders until after the January 31st deadline for issuing Form 1099-DIV. As a result, the Fund may request permission from the Internal Revenue Service each year for an extension of time to issue Form 1099-DIV until February 28th.

(e) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

(g) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution fees are expensed at 0.25% of average daily net assets of the Open Class shares. Expenses associated with a specific fund in the

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
December 31, 2020

Trust are charged to that fund. Expenses are recognized on an accrual basis. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(h) Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from the Fund’s investments in REITs are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Fund uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Changes to estimates will be recorded in the period they are known. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statement of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities.

3.	Federal Tax Matters

The tax character of distributions paid during the years ended December 31, 2020 and December 31, 2019, were as follows:

	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
Distributions paid from:
Ordinary Income	$—	$815,048
Long-Term Capital Gain	1,621,086	5,082,782
Total Distributions paid	$1,621,086	$5,897,830

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax years ended December 31, 2020 and December 31, 2019.

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
December 31, 2020

As of December 31, 2020, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investment for Federal income tax purposes	$24,301,291
Gross tax unrealized appreciation	6,831,371
Gross tax unrealized depreciation	(1,416,162)
Net tax unrealized appreciation	5,415,209
Undistributed ordinary income	421,288
Undistributed long-term capital gain	—
Total distributable earnings	421,288
Other accumulated loss	(2,140,555)
Total accumulated gains	$3,695,942

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

At December 31, 2020, the Fund had capital loss carryovers of $18,353,740, which have an unlimited carryover period. Of this amount, $2,140,555 can be used immediately to offset capital gains. The remaining $16,213,185 is subject to certain change-of-ownership rules and can be utilized subject to an annual limitation of $520,440 a year. To the extent the Fund realizes future capital gains, taxable distributions will be first offset by any available capital loss carryovers in such year.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2020, the following table shows the reclassifications made:

Paid in Capital	Total distributable earnings
$496,700	$(496,700)

4.	Investment Adviser

Effective after the close of business on June 19, 2020, the Trust entered into an Investment Advisory Agreement (the “Agreement”) with Terra Firma Asset Management, LLC (the “Adviser”) to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its investment advisory services at an annual rate 0.75% of the Fund’s average daily net assets payable on a monthly basis.

Prior to the close of business on June 19, 2020, Lazard Asset Management LLC (“Lazard”), served as the Predecessor Portfolio’s investment manager. Lazard contractually agreed to waive a portion of its management fee to ensure that the Predecessor Portfolio’s total annual portfolio operating expenses (exclusive of taxes, brokerage, interest on borrowings, fees and expenses, of acquired funds, fees and expenses related to foreign tax reclaims and extraordinary expenses) did not exceed 1.00% and 1.25% of the average daily net assets of the Predecessor Portfolio’s Institutional Shares and Open Shares, respectively. For the period January 1, 2020

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
December 31, 2020

through June 19, 2020, the effective management fee rate (exclusive of any applicable waivers/reimbursements) was 0.75%. For the period January 1, 2020 through June 19, 2020, Lazard earned fees from the Fund in the amount of $128,799.

Effective after the close of business on June 19, 2020, the Adviser has contractually agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that the total amount of the Fund’s operating expenses (exclusive of any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, acquired fund fees and expenses, dividends or interest expenses on short positions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of the Fund’s average net assets, through at least May 1, 2030, and subject thereafter to annual re-approval of the agreement by the Board of Trustees.

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the expense limitation in place at the time of the waiver or reimbursement; or (2) the expense limitation in place at the time of the recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three-year period from the date of the waiver or reimbursement. The following table shows the waivers per class that are subject to potential recovery expiring on:

	Institutional Class	Open Class
December 31, 2023	$20,703	$69,370

The following table shows the management fees waived by Lazard during the period of January 1, 2020 through June 19, 2020. These waivers are not subject to recoupment.

Institutional Class	Open Class
$12,011	$26,531

5.	Distribution Plan

Effective after the close of business on June 19, 2020, the Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”), the Fund’s distributor and principal underwriter. Pursuant to the 12b-1 Plan, the Distributor receives a distribution fee of 0.25% of the average daily net assets of the Open Class shares for services to prospective Fund shareholders and distribution of Fund shares. As of December 31, 2020 and during the period June 19, 2020 through December 31, 2020, the Fund accrued, and owed expenses related to the 12b-1 Plan as presented in the Statement of Operations and Statement of Assets and Liabilities, respectively, as follows:

	Fees Expensed	Fees Owed
Open Shares	$30,600	$26,469

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
December 31, 2020

Prior to the close of business on June 19, 2020, the Predecessor Portfolio’s authorized distributor was Lazard Asset Management Securities LLC. Lazard Asset Management Securities LLC was paid distribution fees at an annual rate of 0.25% of the average daily net assets of the Predecessor Portfolio’s Open Shares. During the period January 1, 2020 through June 19, 2020, the Fund recorded $32,390 in expenses related to the Predecessor Portfolio’s 12b-1 Plan.

6.	Related Party Transactions

Effective after the close of business on June 19, 2020, U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an “Administration Agreement”. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund. The Trust’s Chief Compliance Officer is also an employee of Fund Services. U.S. Bank National Association (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian. During the period of June 19, 2020 through December 31, 2020, the Fund incurred expenses of $84,593 related to the Administration Agreement.  As of December 31, 2020, $28,638 was owed to Fund Services and U.S. Bank.

The Fund also has a line of credit with U.S. Bank (see Note 9).

Certain officers of the Fund are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.

Prior to the close of business on June 19, 2020, State Street Bank and Trust Company (“State Street”) provided the Predecessor Portfolio with custody and certain fund administration and accounting services. For the period January 1, 2020 through June 19, 2020, the Predecessor Portfolio incurred $22,910 in fees related to State Street’s services.  DST served as the Predecessor Portfolio’s transfer and dividend disbursing agent. For the period January 1, 2020 through June 19, 2020, the Predecessor Portfolio incurred $8,750 in transfer agency fees.

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
December 31, 2020

7.	Capital Share Transactions

Transaction in shares of the Fund were as follows:

	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
Institutional Class
Shares sold	10,372	261,810
Shares reinvested	21,356	81,398
Shares redeemed	(232,713)	(691,834)
Net decrease	(200,985)	(348,626)

Open Class
Shares sold	18,465	109,900
Shares reinvested	72,081	221,447
Shares redeemed	(478,638)	(1,230,047)
Net decrease	(388,092)	(898,700)

8.	Investment Transaction

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended December 31, 2020, were $9,501,596 and $19,851,934, respectively. There were no purchases or sales of U.S. government securities for the Fund.

9.	Line of Credit

Effective June 22, 2020, the Fund has a line of credit with maximum borrowing for the lesser of 33.33% of the fair value of unencumbered net assets of the Fund or $6,000,000, which expires on August 7, 2021. This line of credit is intended to provide short-term financing, if necessary, in connection with shareholder redemptions, and subject to certain restrictions and is secured by the Fund’s investments. Interest was accrued at the prime rate at the time of the loan (3.25%). The credit facility is with the Fund’s custodian, U.S. Bank. There was no loan outstanding at year end. The following table provides information regarding the usage of the line of credit from June 22, 2020 through December 31, 2020.

	Average		Maximum	Date of
	Amount of	Interest	Amount of	Maximum
Days Utilized	Borrowing	Expense*	Borrowing	Borrowing
12	$78,917	$85	$136,000	6/30/2020

*	Interest expense is reported on Statement of Operations

Prior to the close of business on June 19, 2020, the Predecessor Portfolio had a line of credit agreement with State Street.  The aggregate commitment amount was $100,000,000. Interest on borrowing is payable at the higher of the Federal Funds rate or One-Month LIBOR rate plus 1.00%, on an annualized basis. Under the agreement the Predecessor Portfolio agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Predecessor Portfolio also agreed to pay an upfront fee of 0.05% of the committed line amount.

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
December 31, 2020

The following table provides information regarding the usage of the line of credit from January 1, 2020 through June 19, 2020.

	Average		Maximum	Date of
	Amount of	Interest	Amount of	Maximum
Days Utilized	Borrowing	Expense*	Borrowing	Borrowing
14	$130,000	$79	$350,000	5/19/2020

*	Interest expense is reported on Statement of Operations

10.	Recent Market Events

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

11.	Subsequent Events

The Fund has evaluated events and transactions that have occurred subsequent to December 31, 2020 and determined there were no subsequent events that would require recognition or disclosure in financial statements.

Terra Firma US Concentrated Realty Equity Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders of Terra Firma US Concentrated Realty Equity Fund
and the Board of Trustees of Trust for Professional Managers:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of the Terra Firma US Concentrated Realty Equity Fund (successor to the Lazard US Realty Equity Portfolio) (the “Fund”), a portfolio of the diversified series constituting Trust for Professional Managers, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 26, 2021

We have served as the auditor of one or more Trust for Professional Managers’ investment companies since 2002.

Terra Firma US Concentrated Realty Equity Fund
Statement Regarding Liquidity Risk Management
(Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Trust for Professional Managers (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, Terra Firma Asset Management, LLC (“Terra Firma”), the investment adviser to the Terra Firma US Concentrated Realty Equity Fund (the “Fund”), a series of the Trust, has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Adviser Program”). The Adviser Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board of Trustees (the “Board”) of the Trust has approved Terra Firma as the administrator for the Adviser Program (the “Program Administrator”). The Program Administrator has further delegated administration of the Adviser Program to its Chief Compliance Officer (or in his absence another Managing Member of Terra Firma). The Program Administrator is required to provide a written annual report to the Board and the Trust’s chief compliance officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of the Fund’s highly liquid investment minimum, if applicable, and any material changes to the Adviser Program.

On October 14, 2020, the Board reviewed the Program Administrator’s written annual report for the period June 19, 2019 through June 30, 2020 (the “Report”). The Report provided an assessment of the Fund’s liquidity risk: the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator has retained ICE Data Services, Inc., a third party vendor, to provide portfolio investment classification services, and the Report noted that the Fund primarily held investments that were classified as highly liquid during the review period. The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate and the Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Adviser Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

Terra Firma US Concentrated Realty Equity Fund
Notice of Privacy Policy & Practices
(Unaudited)

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Terra Firma US Concentrated Realty Equity Fund
Additional Information
(Unaudited)

Tax Information

The Fund designated 0.00% of its ordinary income distribution for the year ended December 31, 2020, as qualified dividend income under the jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended December 31, 2020, 0.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-844-408-3772.

Independent Trustees
Other
		Term of	Number of		Directorships
		Office and	Portfolios	Principal	Held by
Name,	Position(s)	Length	in Trust	Occupation(s)	Trustee
Address and	Held with	of Time	Overseen	During the	During the
Year of Birth	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Michael D.	Trustee	Indefinite	21	Professor	Independent
Akers, Ph.D.		Term; Since		Emeritus,	Trustee, USA
615 E. Michigan St.		August 22,		Department of	MUTUALS
Milwaukee, WI 53202		2001		Accounting (June	(an open-end
Year of Birth: 1955				2019–Present),	investment
				Professor,	company)
				Department	(2001–2021).
of Accounting
(2004–May 2019),
Chair, Department
of Accounting
(2004–2017),
Marquette University.

Terra Firma US Concentrated Realty Equity Fund
Additional Information (Continued)
(Unaudited)

Other
		Term of	Number of		Directorships
		Office and	Portfolios	Principal	Held by
Name,	Position(s)	Length	in Trust	Occupation(s)	Trustee
Address and	Held with	of Time	Overseen	During the	During the
Year of Birth	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Gary A. Drska	Trustee	Indefinite	21	Pilot, Frontier/	Independent
615 E. Michigan St.		Term; Since		Midwest Airlines,	Trustee, USA
Milwaukee, WI 53202		August 22,		Inc. (airline	MUTUALS
Year of Birth: 1956		2001		company)	(an open-end
				(1986–present).	investment
company)
2001–2021).

Jonas B. Siegel	Trustee	Indefinite	21	Retired	Independent
615 E. Michigan St.		Term; Since		(2011–present).	Trustee, Gottex
Milwaukee, WI 53202		October 23,			Trust (an open-
Year of Birth: 1943		2009			end investment
company)
(2010–2016).

Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	21	President (2017–	Trustee, Buffalo
615 E. Michigan St.	and Trustee	Term; Since		present), Chief	Funds (an open-
Milwaukee, WI 53202		August 22,		Operating Officer	end investment
Year of Birth: 1962		2001		(2016–2020),	company)
				Executive Vice	(2003–2017);
				President (1994–	Trustee, USA
				2017), U.S.	MUTUALS
				Bancorp Fund	(an open-end
				Services, LLC.	investment
company)
(2001–2018).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Principal	January 24,		Fund Services,
Year of Birth: 1957	Executive	2013		LLC (2004–
	Officer			present).

*	Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

Terra Firma US Concentrated Realty Equity Fund
Additional Information (Continued)
(Unaudited)

Other
		Term of	Number of		Directorships
		Office and	Portfolios	Principal	Held by
Name,	Position(s)	Length	in Trust	Occupation(s)	Trustee
Address and	Held with	of Time	Overseen	During the	During the
Year of Birth	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Treasurer	January 24,		Fund Services,
Year of Birth: 1974	and	2013		LLC (2002–
	Principal			present).
Financial
and
Accounting
Officer

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President,
Milwaukee, WI 53202	Officer,	July 1,		U.S. Bancorp
Year of Birth: 1985	Vice	2017		Fund Services,
	President			LLC (February
	and			2017–present);
	Anti-Money			Vice President
	Laundering			and Assistant
	Officer			CCO, Heartland
Advisors, Inc.
(December 2016–
January 2017);
Vice President
and CCO,
Heartland Group,
Inc. (May 2016–
November 2016);
Vice President,
CCO and Senior
Legal Counsel
(May 2016–
November 2016),
Assistant CCO
and Senior Legal
Counsel (January
2016– April 2016),
Heartland
Advisors, Inc.

Terra Firma US Concentrated Realty Equity Fund
Additional Information (Continued)
(Unaudited)

Other
		Term of	Number of		Directorships
		Office and	Portfolios	Principal	Held by
Name,	Position(s)	Length	in Trust	Occupation(s)	Trustee
Address and	Held with	of Time	Overseen	During the	During the
Year of Birth	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Jay S. Fitton	Secretary	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.		Term; Since		President, U.S.
Milwaukee, WI 53202		July 22,		Bancorp Fund
Year of Birth: 1970		2019		Services, LLC
(2019–present);
Partner, Practus,
LLP (2018–2019);
Counsel, Drinker
Biddle & Reath
(2016–2018).

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		August 20,		Bancorp Fund
Year of Birth: 1985		2018		Services, LLC
(2007–present).

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-844-408-3772. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-844-408-3772, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view the Fund’s filings on the SEC’s website at http://www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semiannual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call the Fund toll-free at 1-844-408-3772 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Investment Adviser
Terra Firma Asset Management LLC
75 Broadway Street, Suite 202
San Francisco, California 94111

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, National Association
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on September 2, 2020.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael D. Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor Emeritus of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2020	FYE 12/31/2019(1)
Audit Fees	$20,000	$23,048
Audit-Related Fees	$0	$0
Tax Fees	$6,800	$7,600
All Other Fees	$0	$0

(1) Fees relate to the predecessor Lazard US Realty Equity Portfolio (“Predecessor Portfolio”) which was audited by Deloitte & Touche LLP.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2020	FYE 12/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2020	FYE 12/31/2019
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
 (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the Registrant’s Form N-CSR filed September 2, 2020.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/ John Buckel
           John Buckel, President

Date  2/26/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
           John Buckel, President

Date  2/26/2021

By (Signature and Title)*   /s/ Jennifer Lima
       Jennifer Lima, Treasurer

Date  2/26/2021

* Print the name and title of each signing officer under his or her signature.